Nature of business and organization (Tables)	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated major subsidiaries

Name	Background	Ownership
Shan You International Group Limited	· A Hong Kong company · Incorporated on March 22, 2023 · A holding company	100% owned by WF
Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd.	· A PRC limited liability company · Incorporated on April 28, 2023 · Registered capital of RMB1,000,000 (approximately $0.2 million) · A holding company	100% owned by Shanyou HK
Chengdu Shanyou HVAC Engineering Co., Ltd.	· A PRC limited liability company
· Incorporated on June 3, 2009
· Registered capital of RMB12,000,000 (approximately $1.9 million)
	· Supply, installation, fitting-out and maintenance services for HVAC systems, fresh air ventilation systems, floor heating systems and water purification systems	100% owned by WFOE
WF International Nevada LLC (“WF Nevada”)	· A US limited liability company · Incorporated on December 27, 2023 · A holding company	100% owned by WF
Chengdu Wufang Boyuan Innovation Technology Co., Ltd. (“Wufang Boyuan”)	· A PRC limited liability company · Incorporated on April 25, 2025 · Registered capital of RMB50,000,000 (approximately $6.9 million) · A holding company	100% owned by WF Nevada